INVESTMENTS (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares purchased	1,428,571	1,428,571
[custom:QuotedExercisePrice-0]	$ 0.015		$ 0.01
[custom:QuotedExercisePricePerShare-0]	$ 0.02